Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                       July 3, 2007

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re:   AllianceBernstein Blended Style Series, Inc.
         -   AllianceBernstein 2050 Retirement Strategy
         -   AllianceBernstein 2055 Retirement Strategy
         (File Nos. 333-87002 and 811-21081)
         ----------------------------------------------

Ladies and Gentlemen:

     On behalf of AllianceBernstein Blended Style Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on June 29, 2007.

     Please call me at the above-referenced number if you have any questions regarding the attached.

                                                       Sincerely,


                                                       /s/ Michell G. Fishman
                                                       ----------------------
                                                           Michell G. Fishman





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